Contract Liabilities - Schedule of Movement in Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Movement in Contract Liabilities [Abstract]
At the beginning	$ 501,804	$ 64,500	$ 1,008,415
Receipt from the clients	3,647,527	465,246	2,322,300
Revenue recognized during the year	(3,367,280)	(429,500)	(2,827,605)
Exchange alignment	7,876		(1,306)
At the end	$ 789,927	$ 100,756	$ 501,804